Financial Instruments (Tables)	9 Months Ended
Sep. 30, 2017
Fair Value Disclosures [Abstract]
Estimated Fair Value of Financial Instruments Measured at Fair Value on Recurring Basis
The following table includes the estimated fair value and carrying value of those assets and liabilities that are measured at fair value on a recurring and non-recurring basis, as well as the estimated fair value of the Partnership’s financial instruments that are not accounted for at fair value on a recurring basis.

		September 30, 2017		December 31, 2016
	Fair Value Hierarchy Level	Carrying Amount Asset (Liability) $	Fair Value Asset (Liability) $	Carrying Amount Asset (Liability) $	Fair Value Asset (Liability) $
Recurring:
Cash and cash equivalents and restricted cash	Level 1	443,816	443,816	342,287	342,287
Derivative instruments (note 7)
Interest rate swap agreements	Level 2	(185,229)	(185,229)	(203,106)	(203,106)
Cross currency swap agreements	Level 2	(69,547)	(69,547)	(137,379)	(137,379)
Foreign currency forward contracts	Level 2	852	852	(1,786)	(1,786)

Non-Recurring:
Vessels held for sale (note 14)	Level 2	5,500	5,500	6,900	6,900
Vessels and equipment (note 14)	Level 2	47,798	47,798	11,300	11,300
Vessels and equipment and advances on newbuilding contracts and conversion costs (note 14)	Level 3	226,327	226,327	—	—

Other:
Long-term debt - public (note 5)	Level 1	(575,966)	(575,666)	(550,525)	(480,710)
Long-term debt - non-public (note 5)	Level 2	(2,501,587)	(2,472,852)	(2,632,369)	(2,551,697)
Due to affiliates - long term (notes 6g and 6h)	Level 2	(160,757)	(210,618)	(200,000)	(192,982)

Changes in Fair Value for Partnership's Contingent Consideration Liability Measured Recurring Basis Using Significant Unobservable Inputs (Level 3)
Changes in the estimated fair value of the Partnership’s contingent consideration liability relating to the acquisition of Logitel, which is measured at fair value on a recurring basis using significant unobservable inputs (Level 3), during the three and nine months ended September 30, 2017 and September 30, 2016 are as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2017	2016	2017	2016
	Asset (Liability)		Asset (Liability)
	$	$	$	$
Balance at beginning of period	—	—	—	(14,830)
Gain included in Other expense - net	—	—	—	14,830
Balance at end of period	—	—	—	—

Summary of Partnership's Financing Receivables
The following table contains a summary of the Partnership’s financing receivables by type of borrower and the method by which the Partnership monitors the credit quality of its financing receivables on a quarterly basis:

	Credit Quality Indicator	Grade	September 30, 2017	December 31, 2016
			$	$
Direct financing leases	Payment activity	Performing	18,773	17,586